Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]
Beginning Balance, Shares at Dec. 31, 2014		3,529,344
Beginning Balance, Amount at Dec. 31, 2014	$ 7,439,187	$ 35,293	$ 148,724,102	$ (141,320,208)
Shares issued for services, Shares		13,379
Shares issued for services, Amount	78,213	$ 134	78,079
Cancellation of fractional shares, Shares		(1,365)
Cancellation of fractional shares, Amount	(5,028)	$ (13)	(5,015)
Common stock sold for cash, Shares		3,440,448
Common stock sold for cash, Amount	13,282,035	$ 34,404	13,247,631
Exercise of warrants, Shares		1,103
Exercise of warrants, Amount	4,410	$ 11	4,399
Option expense	(835,723)		(835,723)
Net loss	(12,019,278)			(12,019,278)
Ending Balance, Shares at Dec. 31, 2015		6,982,909
Ending Balance, Amount at Dec. 31, 2015	9,615,262	$ 69,829	162,884,919	(153,339,486)
Shares issued for services, Shares		77,460
Shares issued for services, Amount	164,990	$ 775	164,215
Cancellation of fractional shares, Amount	0
Common stock sold for cash, Shares		66,184
Common stock sold for cash, Amount	276,912	$ 662	276,250
Exercise of warrants, Shares		14,501
Exercise of warrants, Amount	57,985	$ 145	57,840
Option expense	(570,991)		(570,991)
Net loss	(7,980,114)			(7,980,114)
Ending Balance, Shares at Dec. 31, 2016		7,141,054
Ending Balance, Amount at Dec. 31, 2016	2,706,026	$ 71,411	163,954,215	(161,319,600)
Common stock sold for cash, Shares		516,278
Common stock sold for cash, Amount	413,662	$ 5,162	408,500
Option expense	48,277		48,277
Net loss	(926,272)			(926,272)
Ending Balance, Shares at Mar. 31, 2017		7,657,332
Ending Balance, Amount at Mar. 31, 2017	$ 2,241,693	$ 76,573	$ 164,410,992	$ (162,245,872)